SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in accordance with the United States generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, provision for inventory, revenue recognition,  legal contingencies, stock-based compensation costs, and assumptions utilized in troubled debt restructuring. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

A substantial portion of the Company's revenues is denominated in U.S. dollars ("dollars"). The Company's management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are premeasured into dollars in accordance with ASC 830, Foreign Currency Matters. All transactions gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash purchased with original maturities of less than three months.

e.	Inventories:

Inventories are valued at the lower of cost or market value. Cost is determined using the moving average cost method.

Inventory write-offs and write-downs are made to cover risks arising from slow-moving items or technological obsolescence.

f.	Property, plant and equipment:

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

	%

Computers and software	20 - 33	(Mainly 33%)
Office furniture and equipment	6 - 15	(Mainly 10%)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Real estate	4

g.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Asset, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their fair value. During 2013 no impairment losses have been identified. The fair value of the brand name and customer list related intangibles was determined by the income approach method. Assumptions in the fair value assessment included: the impact of changes in economic conditions, revenue and cash flow forecasts for the remaining lives of the intangibles and the Company's weighted average cost of capital ("WACC").

During the year 2011, the Company recognized an impairment loss of $ 555 related to a brand name and customer list of which $ 470 was attributed to the Supply Chain solutions segment and $ 85 were attributed to the RFID and Mobile solutions segment.
During 2013 and 2012, no impairment losses have been identified.

h.	Goodwill:

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances, and written-down when impaired.

Testing Methodology:

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if there are indicators of impairment present. The provisions of ASC 350 requires that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The reporting unit of the Company for purposes of the impairment test is the Company's RFID and Mobile solutions segment. Discrete financial information is available for this component of the business. Segment management regularly reviews the operating results of this component.

The Company determined the fair value of the reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value at this time. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The material assumptions used for the Income Approach for 2013 were five years of projected net cash flows, WACC of 15.88% and a long-term growth rate of 2%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The aggregate fair value of the Company depends on various factors, some of which are qualitative and involve management judgment, including stable backlog coverage and experience in meeting operating cash flow targets.

Testing Results:

During 2013, 2012 and 2011 no impairment losses have been identified.

i.	Research and development costs:

ASC 985, Software, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Research and development costs incurred in the process of developing product improvements or new products, are generally charged to expenses as incurred. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general releases are insignificant.

j.	Severance pay:

The Company's liability for severance pay for Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof above one year. The Company's liability for its Israeli employees is mostly covered by insurance policies designed solely for distributing severance pay. The value of these policies is not under the Company's control, thus just the liability net of funds under insurance policy is presented in the balance sheet.

The Company has two general deposit funds for severance. The value of the deposited funds includes profits, and is recorded as an asset in the Company's balance sheet.

The Company's payroll includes employees whom its severance pay liability is calculated pursuant to Article 14 of the Israel's Severance Pay Law. The Company currently deposits the corresponding amounts required in accordance with Article 14 to the relevant pension funds. These amounts will be released to the applicable employees upon termination of employment and this substitutes the obligation described above, to pay severance based on the most recent salary of the employee multiplied by the number of years of employment. The aforementioned deposited amounts are not reflected on the financial statements due to the fact that they are not under the Company's control.

Severance expenses for 2013, 2012 and 2011 amounted to $ 244, $ 117 and $ 242, respectively.

k.	Revenue recognition:

The Company derives its revenues mainly from the sale of products and support services.

Revenues from product sales, related to both the Supply Chain Solutions and RFID and Mobile Solutions segments, are recognized in accordance with SAB 104, Revenue Recognition ("ASC 605") when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no further obligation exists, and collectability is reasonably assured.

Revenues from maintenance and support services related to license are recognized ratably over the period of the support contract.

For revenues from customized solutions which offer both hardware and software, since the Company is unable to obtain reasonable dependable estimates of the total effort required for completion, the Company follows the guidance in ASC 605-35, ("ASC 605-35"), whereby the Company applies the completed contract method. Under the completed contract method, all revenue and related costs of revenue are deferred and recognized upon completion. Provisions for estimated losses on contracts in process are recognized in the period such losses are determined.

l.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, Income Taxes ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is- more- likely- than- not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. During the years ended December 31, 2013 and 2012, the Company recorded tax income of $ 31 and $195, respectively due to a decrease of uncertain tax position for closed tax years.

m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and other accounts receivable.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, the Far East, Europe and America. The Company generally does not require collateral; however part of the Company's customers outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd. In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

n.	Derivative financial instruments:

The Company's derivatives consist primarily of forward contracts used to hedge exposure to currencies other than the U.S. dollar. The Company recognized derivative instruments as either assets or liabilities and measures those instruments at fair value. The derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, Derivatives and Hedging. Therefore, the Company recognizes changes in the fair values of the derivatives in its statement of income in financial expenses, net, at the same period as the re-measurement of gain and loss of the related foreign currency denominated assets and liabilities.

As of December 31, 2013, the notional principal of foreign exchange contracts to purchase U.S. dollars with foreign currencies was $1,313, to purchase NIS with foreign currencies was $310 and to purchase Euros for foreign currencies was €660, respectively. The Company recorded the fair value of a derivative asset in the amount of $17 in other accounts receivable and prepaid expenses.

o.	Basic and diluted net earnings (loss) per share:

Basic net loss per share are calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year, plus the potential dilution to ordinary shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of ordinary shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings (loss) per share, since they would have an anti-dilutive effect, was 331,300, 255,228 and 381,153 for the years ended December 31, 2013, 2012 and 2011, respectively.

p.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation ("ASC 718") which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees, nonemployees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined based on the Simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in 2013 and 2012 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2013	2012	2011

Risk-free interest	0.93%	1.34%	1.17%
Dividend yields	0%	0%	0%
Volatility	89%	83%	96%
Expected option term	3.5 years	3 years	3.83 years
Forfeiture rate	0%	0%	24%

During 2013, 2012 and 2011, the Company recognized stock-based compensation expense related to employee and director stock options as follows:

	Year ended December 31,
	2013	2012	2011

Selling and marketing	$-	$-	$8
General and administrative	23	23	161

Total stock-based compensation expense	$23	$23	$169

The Company applies ASC 718 and ASC 505-50 for equity instruments that are issued to other than employees for acquiring, or in conjunction with, selling, goods or services.

q.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable, short term loans and trade payables approximate their fair value due to the short-term maturities of such instruments. The carrying amounts of long-term loans approximate their fair value.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 are comprised of foreign currency forward contracts.

Assets measured at fair value on a non-recurring basis as of December 31, 2013 are intangible assets and goodwill.

ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

r.	New and recent accounting pronouncements:

In July 2013, the Financial Accounting Standards Board ("FASB") issued a new accounting standard that will require the presentation of certain unrecognized tax benefits as reductions to deferred tax assets rather than as liabilities in the Consolidated Balance Sheets when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The Company will be required to adopt this new standard on a prospective basis in the first quarter of fiscal 2015; however, early adoption is permitted as is a retrospective application. The Company is currently evaluating the timing, transition method and impact of this new standard on its Consolidated Financial Statements.